Note 3 - Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Text Block]
3.	Inventories
Inventories consisted of the following:
	2011	2012
Lubricants	1,522,603	1,433,129
Victualling	218,141	173,883
Bunkers	865,791	205,624
Total	2,606,535	1,812,636